THE TURKISH INVESTMENT FUND, INC.

DIRECTORS AND OFFICERS                      Fergus Reid
Barton M. Biggs                             DIRECTOR
CHAIRMAN OF THE BOARD OF DIRECTORS

Ronald E. Robison                           Frederick O. Robertshaw
PRESIDENT AND DIRECTOR                      DIRECTOR

John D. Barrett II                          Stefanie V. Chang
DIRECTOR                                    VICE PRESIDENT

Gerard E. Jones                             Arthur J. Lev
DIRECTOR                                    VICE PRESIDENT

Graham E. Jones                             Joseph P. Stadler
DIRECTOR                                    VICE PRESIDENT

John A. Levin                               Mary E. Mullin
DIRECTOR                                    SECRETARY

Andrew McNally IV                           Belinda A. Brady
DIRECTOR                                    TREASURER

William G. Morton, Jr.                      Robin L. Conkey
DIRECTOR                                    ASSISTANT TREASURER

INVESTMENT ADVISERS
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

Morgan Stanley Investment Management Limited
25 Cabot Square
Canary Wharf
London EI4 4QA
England

ADMINISTRATOR
The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108

CUSTODIAN
The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

SHAREHOLDER SERVICING AGENT
American Stock Transfer & Trust Company
40 Wall Street
New York, New York 10005
(800) 278-4353

LEGAL COUNSEL
Clifford Chance Rogers & Wells LLP
200 Park Avenue
New York, New York 10166

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116


For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.morganstanley.com/im.

THIRD QUARTER REPORT

Morgan Stanley

The Turkish Investment Fund, Inc.

July 31, 2001

MORGAN STANLEY
INVESTMENT MANAGEMENT INC.
INVESTMENT ADVISER

THE TURKISH INVESTMENT FUND, INC.
OVERVIEW

Letter to Shareholders

For the nine months ended July 31, 2001, The Turkish Investment Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of -45.89% compared to -44.48% for the U.S. dollar adjusted Morgan Stanley Capital International (MSCI) Turkey Index (the "Index"). For the period from the Fund's commencement of operations on December 5, 1989 through July 31, 2001, the Fund's cumulative total return, based on net asset value per share, was -31.52% compared to -12.39% for the Index. On July 31, 2001, the closing price of the Fund's shares on the New York Stock Exchange was $4.90, representing a 1.0% premium to the Fund's net asset value per share.

MARKET OVERVIEW

For the nine month period ended July 31, 2001, the Turkish market declined dramatically, reflecting the series of crises that led to the devaluation of the currency, a large IMF rescue package and a partial reshuffling of the cabinet. The Fund slightly underperformed the Index during this period, mainly due to its weighting in the media and insurance sectors.

The IMF disinflation program launched in 1999 suffered a major setback as the Turkish banking sector experienced funding problems in late 2000. The ensuing period of financial instability hurt confidence and exposed weaknesses in the economic system, which finally broke in February, leading to the devaluation of the lira. The bankruptcy of many private banks as well as the large losses at state banks led to a government- funded package to salvage depositors' money, costing more than 20% of GDP, and placing the country's finances in a precarious position. The IMF agreed to a U.S.$15 billion rescue package, which has helped stabilize the situation, and allowed the government to temporarily reduce its dependence on the market to meet its high funding needs.

Significant progress on structural reform was achieved over the past few months, with state banks merging and downsizing, and bankrupt banks being recapitalized and sold off to private investors. The inability of the coalition government to present a coherent image and pledge full support to the IMF program, however, has prevented investor confidence from strengthening and real interest rates from falling. Important cabinet changes have taken place, including the appointment of Kemal Dervis, a respected World Bank economist, to the post of Minister of the Economy, and the removal of several ministers who opposed reform.

MARKET OUTLOOK
The future course of the Turkish economy depends on the ability of politicians to engineer a significant fall in interest rates. Without this the debt burden will swell and become unsustainable, and the economy will not have a significant rebound. We are encouraged by the inroads made over the past few months in cleaning up the banking system and permanently eliminating subsidies for certain sectors, which have been among the main causes for fiscal deterioration. We are confident that Turkey will emerge as a stronger, more viable economy given many of the measures already passed, yet the timing of this rebound will depend on political behavior.

OTHER DEVELOPMENTS
On September 15, 1998, the Fund commenced a share repurchase program for purposes of enhancing shareholder value and reducing the discount at which the Fund's shares trade from their net asset value. For the nine months ended July 31, 2001, the Fund has repurchased 29,500 of its shares at an average discount of 15.86% from net asset value per share. From the inception of the program through July 31, 2001, the Fund has repurchased 962,250 of its shares at an average discount of 19.64% from net asset value per share. The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Directors.

As noted in the Fund's semi-annual report, the Fund's financial report presents our new format. If you have any questions or comments on the new look of the report, please contact us through our website, www.morganstanley.com/im, or call us at 1-800-221-6726. We appreciate your continued support.


Sincerely,

/s/ Ronald E. Robison

Ronald E. Robison
PRESIDENT AND DIRECTOR
August 2001

THE TURKISH INVESTMENT FUND, INC.
JULY 31, 2001 (UNAUDITED)

INVESTMENT SUMMARY
HISTORICAL INFORMATION

                                                                 TOTAL RETURN (%)

                                   MARKET VALUE(1)                NET ASSET VALUE(2)                    INDEX(3)
                                                AVERAGE                        AVERAGE                          AVERAGE
                                CUMULATIVE        ANNUAL     CUMULATIVE         ANNUAL        CUMULATIVE         ANNUAL
                                -------------  -----------  ------------      ---------       ----------       --------
Year to Date                      -33.99%            --         -45.89%             --          -44.48%             --
One Year                          -53.01         -53.01%        -64.94          -64.94%         -63.94          -63.94%
Five Year                          42.73           7.37          36.36            6.40           18.82            3.51
Ten Year                            1.79           0.18          17.89            1.66            8.46            0.82
Since Inception                   -30.81          -3.12         -31.52           -3.18          -12.39           -1.13

Past performance is not predictive of future performance.

[BAR CHART]

RETURNS AND PER SHARE INFORMATION

                                                         YEAR ENDED OCTOBER 31,                                     NINE
                                                                                                                   MONTHS
                                                                                                                    ENDED
                                                                                                                   JULY 31,
                           1991      1992    1993     1994     1995     1996     1997     1998     1999     2000     2001
Net Asset Value Per
Share                    $  5.16  $  4.69  $  9.41   $ 4.89   $ 5.93   $ 5.57   $ 8.74   $ 4.94   $ 9.52   $17.69   $ 4.85
Market Value Per Share   $  7.00  $  6.00  $ 10.38   $ 6.88   $ 5.88   $ 5.38   $ 7.63   $ 4.31   $ 8.19   $13.38   $ 4.90
Premium/(Discount)         35.7%    27.9%    10.3%    40.7%    -0.8%    -3.5%   -12.7%   -12.8%   -14.0%   -24.4%     1.0%
Income Dividends             --   $  0.07  $  0.04   $ 0.12       --   $ 0.12   $ 0.14   $ 0.14   $ 0.12   $ 0.03       --
Capital Gains
Distributions            $ 0.07   $ 0.17       --       --        --       --       --       --       --       --   $ 3.22
Fund Total Return(2)     -59.27%   -6.36%  102.39%   -47.61%   21.27%   -4.09%   60.76%  -42.39%   97.06%   86.09%   -45.89%
Index Total Return(3)    -64.65%  -21.03%  156.26%   -45.26%   26.48%   -4.24%   87.70%  -50.28%   78.92%   56.80%   -44.48%

(1)  Assumes dividends and distributions, if any, were reinvested.

(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.

(3) The Morgan Stanley Capital International (MSCI) Turkey Index is an unmanaged index of common stocks.

* The Fund commenced operations on December 5, 1989.

FOREIGN INVESTING INVOLVES CERTAIN RISKS, INCLUDING CURRENCY FLUCTUATIONS AND CONTROLS, RESTRICTIONS ON FOREIGN INVESTMENTS, LESS GOVERNMENTAL SUPERVISION AND REGULATION, LESS LIQUIDITY AND THE POTENTIAL FOR MARKET VOLATILITY AND POLITICAL INSTABILITY.

THE TURKISH INVESTMENT FUND, INC.
JULY 31, 2001 (UNAUDITED)


Portfolio Summary

ALLOCATION OF TOTAL INVESTMENTS

[CHART]

Equity Securities               99.9%
Short-Term Investments           0.1

INDUSTRIES

[CHART]

Banks                           28.8%
Insurance                       18.3
Oil & Gas                       11.3
Household Durables               6.2
Construction Materials           6.0
Diversified Financials           5.1
Communications Equipment         5.0
Building Products                4.7
Beverages                        4.5
Food & Drug Retailing            3.2
Other                            6.9


TEN LARGEST HOLDINGS

                                              PERCENT OF                                                    PERCENT OF
                                              NET ASSETS                                                    NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
1.  Yapi ve Kredi Bankasi AS                       18.0%      6.  Vestel Elektronik Sanayi ve Ticaret AS           5.2%
2.  Aksigorta AS                                   16.1       7.  Alarko Holding AS                                5.1
3.  Tupras-Turkiye Petrol Rafinerileri AS          11.3       8.  Netas Northern Electric Telekomunikasyon AS      5.0
4.  Turkiye Garanti Bankasi AS                      6.3       9.  Trakya Cam Sanayii AS                            4.7
5.  Akcansa Cimento AS                              6.0       10. Akbank TAS                                       4.5
                                                                                                                  ----
                                                                                                                  82.2%
                                                                                                                  ====

                                       4

                                           THE TURKISH INVESTMENT FUNDS, INC.
                                           STATMENT OF NET ASSETS
                                           JULY 31, 2001 (UNAUDITED)

INVESTMENTS

                                                                        VALUE
                                                         SHARES         (000)
                                                         ------         ------
TURKISH COMMON STOCKS (100.4%)
(UNLESS OTHERWISE NOTED)
AUTO COMPONENTS(1.4%)
  Brisa Bridgestone Sabanci Lastik
    Sanayi ve Ticaret AS                               9,394,000       $   216
  Kordsa Sabanci Dupont Endustriye
    Iplik ve Kord Bezi Sanayi ve
    Ticaret AS                                        29,518,000           195
                                                  --------------       -------
                                                                           411
                                                                       =======
BANKS(28.8%)
  Akbank TAS                                         590,113,600         1,331
  Turkiye Garanti Bankasi AS                       1,123,602,759         1,858
  Yapi ve Kredi Bankasi AS                         2,209,345,561         5,316
                                                                       -------
                                                                         8,505
                                                                       =======
BEVERAGES(4.5%)
  Anadolu Efes Biracilik ve Malt
    Sanayii AS                                        34,034,980         1,331
                                                  --------------       -------
BUILDING PRODUCTS(4.7%)
  Trakya Cam Sanayii AS                              437,684,543         1,399
                                                  --------------       -------
COMMUNICATIONS EQUIPMENT(5.0%)
  Netas Northern Electric
    Telekomunikasyon AS                               51,273,000         1,465
                                                  --------------       -------
CONSTRUCTION MATERIALS(6.0%)
  Akcansa Cimento AS                                 388,825,000         1,783
                                                  --------------       -------
DIVERSIFIED FINANCIALS(5.1%)
  Alarko Holding AS                                   84,649,200         1,496
                                                  --------------       -------
ELECTRIC UTILITIES(0.5%)
  Cukurova Elektrik AS                                   546,000           137
                                                  --------------       -------
FOOD & DRUG RETAILING(3.2%)
  Migros Turk TAS                                     16,371,000           948
                                                  --------------       -------
GAS UTILITIES(0.8%)
  Aygaz AS                                            12,020,000           221
                                                  --------------       -------
HOUSEHOLD DURABLES(6.2%)
  Turk Sise Ve Cam Fabrikalari AS                    104,727,000           296
  Vestel Elektronik Sanayi ve
    Ticaret AS                                       754,775,000         1,532
                                                  --------------       -------
                                                                         1,828
                                                                       =======
INSURANCE(18.3%)
  Aksigorta AS                                       709,209,000         4,746
  Anadolu Hayat Sigorta AS                           312,299,400           669
                                                  --------------       -------
                                                                         5,415
                                                                       =======
METALS & MINING(3.2%)
  Eregli Demir ve Celik
    Fabrikalari TAS                                  106,650,000           942
                                                  --------------       -------
OIL & GAS(11.3%)
  Tupras-Turkiye Petrol
    Rafinerileri AS                                  150,301,000       $ 3,334
                                                  --------------       -------
WIRELESS TELECOMMUNICATION SERVICES(1.4%)
  Turkcell Iletisim Hizmetleri AS                     26,998,672           105
  Turkcell Iletisim Hizmetleri AS ADR                    166,300           316
                                                  --------------       -------
                                                                           421
                                                                       =======
TOTAL TURKISH COMMON STOCKS
 (Cost U.S.$51,622)                                                     29,636
                                                                       -------

                                                        NO. OF
                                                        RIGHTS
                                                        ------
RIGHTS (0.3%)
WIRELESS TELECOMMUNICATION SERVICES(0.3%)
Turkcell Iletisim Hizmetleri AS
 (Cost U.S.$0)                                        26,998,672            76
                                                  --------------       -------

                                                          FACE
                                                         AMOUNT
                                                          (000)
                                                         ------
SHORT-TERM INVESTMENT(0.1%)
REPURCHASE AGREEMENT(0.1%)
J.P. Morgan Securities Inc., 3.72%,
  dated 7/31/01, due 8/2/01
  (Cost U.S.$33)                                            $ 33(a)         33
                                                  --------------       -------

FOREIGN CURRENCY ON DEPOSIT WITH
CUSTODIAN (0.0%)
(Interest Bearing Demand Account)
  Turkish Lira
  (Cost U.S.$10)                              TRL     13,550,942            10
                                                  --------------       -------
TOTAL INVESTMENTS(100.8%)
  (Cost $51,665)                                                        29,755
                                                                       =======

                                                         AMOUNT
                                                          (000)
                                                         ------
OTHER ASSETS AND LIABILITIES (-0.8%)
  Other Assets                                             $ 15
  Liabilities                                              (250)          (235)
                                                  --------------       -------

NET ASSETS (100%)
  Applicable to 6,084,181 issued and
    outstanding U.S.$0.01 par value shares
    (30,000,000 shares authorized)                                     $29,520
                                                                       -------
 NET ASSET VALUE PER SHARE                                             $  4.85
                                                                       -------



  (a) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.

  ADR -- American Depositary Receipt

July 31, 2001 exchange rate -- Turkish Lira (TRL) 1,329,999.77 = U.S.$1.00.

                                       5